Note 8 - Share-based Compensation - Fair Value Assumptions (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of ordinary share (in dollars per share)	$ 13.96		$ 34
Risk-free interest rate			2.28%
Expected term (Year)			5 years 182 days
Expected volatility	70.00%	60.00%	60.00%
Expected dividend yield	0.00%	0.00%	0.00%
Contractual life (Year)	10 years	10 years	10 years
Minimum [Member]
Fair value of ordinary share (in dollars per share)		$ 24.87
Risk-free interest rate	1.62%	2.73%
Expected term (Year)	5 years	5 years 328 days
Maximum [Member]
Fair value of ordinary share (in dollars per share)		$ 26.09
Risk-free interest rate	1.68%	2.89%
Expected term (Year)	7 years 36 days	6 years 73 days